FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
Financial Assets And Financial Liabilities
	December 31,
	2021	2020	2019
Fair value through profit or loss
Cash	$579,508	$7,608,149	$3,017,704
Amortized cost
Receivables	$79,036	$75,765	$246,671
Restricted cash equivalents	$34,500	$34,500	$34,500
Reclamation deposits	$21,055	$21,055	$21,055
	$714,099	$7,739,469	$3,319,930
Amortized cost
Accounts payable	$2,502,139	$1,759,163	$2,420,392

Fair Value Hierarchy
	Level 1	Level 2	Level 3
Financial assets
Cash, December 31, 2021	$579,508	$-	$-
Cash, December 31, 2020	$7,608,149	$-	$-
Cash, December 31, 2019	$3,017,704	$-	$-